Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
Note 7 - Inventories

	December 31
	2024	2025
	US$ thousands

Raw materials and components	23,130	36,281
Products in process	12,494	9,122
Finished products	5,436	7,247
	41,060	52,650

In the years ended December 31, 2023, 2024 and 2025, the Company recorded inventory write-downs in the amount of US$ 6,433 thousand, US$ 3,682 thousand and US$ 2,817 thousand, respectively.